Note 14 - Segment Reporting	12 Months Ended
Feb. 02, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

14. Segment Reporting

The Company’s executive management, being its chief operating decision makers, works together to allocate resources and assess the performance of the Company’s business. All of the Company's operations are in the U.S. The Company’s executive management manages the Company as two distinct operating segments, direct marketing and retail stores. Although offering customers substantially similar merchandise, the Company’s direct and retail operating segments have distinct management, marketing and operating strategies and processes.

The Company’s executive management assesses the performance of each operating segment based on operating income/loss, which is defined as net sales less the cost of goods sold and selling, general and administrative (“SG&A”) expenses both directly identifiable and allocable. For the direct segment, these SG&A expenses primarily consist of catalog development, production and circulation costs, order processing costs, direct personnel costs and allocated overhead expenses. For the retail segment, these SG&A expenses primarily consist of store selling expenses, direct labor costs and allocated overhead expenses. Allocated overhead expenses are costs associated with general corporate expenses and shared departmental services (e.g., executive, finance, information technology, legal and human resources). Since the Alloy business is recorded as a discontinued operation, certain allocated overhead expenses have been relocated to the remaining continuing businesses (See Note 2).

Operating segment assets are those directly used in or clearly allocable to an operating segment’s operations. For the retail segment, these assets primarily include inventory, fixtures and leasehold improvements. For the direct segment, these assets primarily include inventory and prepaid catalog costs, together with goodwill (excluding Assets Held for Sale). Corporate and other assets include corporate headquarters, warehouse and fulfillment and contact center facilities (the contact center facility is no longer in use as that function has been outsourced to a third party), shared technology infrastructure as well as corporate cash and cash equivalents and prepaid expenses. Operating segment depreciation and amortization and capital expenditures incurred are recorded directly to each operating segment. Corporate assets and other depreciation and amortization and capital expenditures are allocated to each reportable segment. The accounting policies of the segments are the same as those described in Note 3. Reportable data for our reportable segments were as follows (reflects continuing operations only):

	Direct Marketing Segment	Retail Store Segment	Total
	(in thousands)
Total Assets
February 2, 2013	$34,653	$52,340	$86,993
January 28, 2012	$49,554	$58,159	$107,713
Capital Expenditures (accrual basis)
February 2, 2013	$1,529	$1,773	$3,302
January 28, 2012	$894	$3,647	$4,541
January 29, 2011	$250	$5,065	$5,315
Depreciation and Amortization
February 2, 2013	$779	$8,823	$9,602
January 28, 2012	$827	$10,619	$11,446
January 29, 2011	$948	$9,721	$10,669
Goodwill
February 2, 2013	$-	$-	$-
January 28, 2012	$4,462	$-	$4,462

	Fiscal
	2012	2011	2010
	(in thousands)
Net revenues:
Retail store	$125,595	$123,223	$122,444
Direct marketing	55,555	49,084	49,984
Total net revenues	$181,150	$172,307	$172,428

Operating loss:
Retail store	$(16,161)	$(23,670)	$(22,766)
Direct marketing	(6,708)	(3,550)	(11,520)
Loss before interest expense and income taxes	(22,869)	(27,220)	(34,286)
Interest expense, net	726	577	353
Loss before income taxes	$(23,595)	$(27,797)	$(34,639)